Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 305,804	$ 292,874
Accumulated depreciation	(265,180)	(229,785)
Net property and equipment	40,624	63,089
Kiosks and components
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	190,496	190,416
Computers, servers, and software
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	99,123	87,113
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	4,129	3,991
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	676	676
Leased Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 11,380	$ 10,678